GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
GOODWILL AND INTANGIBLE ASSETS
Intangible assets and goodwill	$ 8,651.9	$ 10,899.0
Revenue growth rate	5.50%	5.00%
Terminal growth rate	1.60%	2.30%
Accumulated impairment
GOODWILL AND INTANGIBLE ASSETS
Intangible assets and goodwill	$ 0.0	$ 0.0
Bottom of range
GOODWILL AND INTANGIBLE ASSETS
Discount rate	8.12%	7.69%
Top of range
GOODWILL AND INTANGIBLE ASSETS
Discount rate	8.85%	8.39%